Provisions and other liabilities - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Environmental risks	€ 737	€ 680	€ 686
Product liability risks, litigation and other	1,334	1,288	1,289
Total	€ 2,071	€ 1,968	€ 1,975